VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005

COREY L. ZARSE
312-609-7785	CHICAGO • NEW YORK CITY • WASHINGTON, D.C.
czarse@vedderprice.com

November 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	The Aston Funds (the “Registrant”)

File Nos. 33-68666 and 811-8004

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated November 15, 2010 and Statement of Additional Information dated November 15, 2010 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 118 (the “Amendment”), which was filed on November 15, 2010 and went effective November 15, 2010, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-10-260921).

Please do not hesitate to contact the undersigned at (312) 609-7785 if you have any questions regarding this certification.

Sincerely,

/s/Corey L. Zarse
Corey L. Zarse